Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Estimated Useful Lives and Residual Value (Details)	Jun. 30, 2025
Building [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives and Residual Value [Line Items]
Residual Value	5.00%
Useful life	36 years
Transportation Equipment [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives and Residual Value [Line Items]
Residual Value	5.00%
Useful life	5 years
Office and Electronic Equipment [Member]
Schedule of Property Plant and Equipment Estimated Useful Lives and Residual Value [Line Items]
Residual Value
Useful life	3 years